SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 1.23	$ 1.00	$ 1.00	$ 1.00
Number of options, outstanding	2,660,000	2,360,000	1,882,500	1,800,000
Weighted average remaining contractual life		7 years 2 months 12 days
Number of options, exercisable		1,204,444	525,000
Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 1.00
Number of options, outstanding	2,360,000
Weighted average remaining contractual life	6 years 10 months 24 days
Number of options, exercisable	1,989,444	1,204,444
Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 3.00
Number of options, outstanding	300,000
Weighted average remaining contractual life	2 years 10 months 24 days
Number of options, exercisable	300,000